Other reserves	12 Months Ended
Dec. 31, 2020
Other reserves.
Other reserves

25         Other reserves

				Foreign
			Share‑based	currency
	Recapitalization	Share	compensation	translation
	reserve	premium	reserve	differences	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2018	1,200,000	—	376	—	—	1,200,376

Other comprehensive income
—Foreign currency translation differences	—	—	—	396,520	—	396,520
Share premium from issuance of ordinary shares (a)	—	4,730,375	—	—	—	4,730,375
Share‑based payments —Value of employee services	—	—	7,751	—	—	7,751
Recognition of redemption liability to acquire non‑controlling interests	—	—	—	—	(183,569)	(183,569)
As at December 31, 2018	1,200,000	4,730,375	8,127	396,520	(183,569)	6,151,453

Other comprehensive income
—Foreign currency translation differences	—	—	—	78,775	—	78,775
—Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	40	40
Share premium from issuance of ordinary shares (b)	—	192,082	—	—	—	192,082
Share premium from issuance of ordinary shares upon initial public offering (c)	—	2,007,028	—	—	—	2,007,028
Share-based payments -Value of employee services (Note 26)	—	—	76,364	—	—	76,364
Recognition of redemption liability to acquire non-controlling interests (Note 35)	—	—	—	—	(44,105)	(44,105)
As at December 31, 2019	1,200,000	6,929,485	84,491	475,295	(227,634)	8,461,637

Other comprehensive income
—Foreign currency translation differences	—	—	—	(608,427)	—	(608,427)
—Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	(39)	(39)
Share premium from issuance of ordinary shares (d)	—	2,697,674	—	—	—	2,697,674
Share-based payments:
—Value of employee services	—	—	89,652	—	—	89,652
—Vesting of shares under Restricted Share Unit Scheme	—	—	(566)	—	—	(566)
As at December 31, 2020	1,200,000	9,627,159	173,577	(133,132)	(227,673)	10,639,931
(a)

The Company completed Round A Investments in April 2018 (Note 24(a)). The excess of the consideration of approximately RMB4,750,965,000 paid by Round A investors over the aggregate par value of approximately RMB6,000 and share issuance transaction cost of approximately RMB20,585,000, being RMB4,730,375,000, was credited to the share premium account of the Company.

(b)

The excess of the consideration of approximately RMB192,082,000 paid by the selling shareholders of Vantage Point Technology, View Foundation and BER Technology over the aggregate par value of approximately RMB257 (Note 24(b)), being RMB192,082,000, was credited to the share premium account of the Company.

(c)

The excess of the net proceeds of approximately RMB2,007,034,549 received from the IPO over the aggregate par value of approximately RMB6,549 (Note 24(c)), being RMB2,007,028,000, was credited to the share premium account of the Company.

(d)

The excess of the net proceeds of approximately RMB225,727,710 received from the over-allotment options for the IPO over the aggregate par value of approximately RMB728 (Note 24(d)), being RMB225,727,000, was credited to the share premium account of the Company.

The excess of the net proceeds of approximately RMB2,471,951,645 received from the underwritten public offerings over the aggregate par value of approximately RMB4,305 (Note 24(d)), being RMB2,471,947,000, was credited to the share premium account of the Company.